Critical Accounting Judgments and Key Sources of Estimation and Uncertainty	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Critical Accounting Judgments and Key Sources of Estimation and Uncertainty
6.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION AND UNCERTAINTY

In the application of the aforementioned Company’s accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.

Revenue Recognition

The Company recognizes revenue when the conditions described in Note 5 are satisfied. The Company also records estimated future returns and other allowances in the same period the related revenue is recorded. Estimated sales returns and other allowances is generally made and adjusted based on historical experience and the consideration of varying contractual terms, and the Company periodically reviews the adequacy of the estimation used.

Timing to commence depreciation of property, plant and equipment

As described in Note 5, depreciation of property, plant and equipment begins when the assets are available for use, and in the condition necessary for the assets to be capable of operating in the intended manner. The criteria to determine whether assets are available for their intended use vary within categories of assets as well as involve subjective judgments, thus validity of the timing to commence depreciation of property, plant and equipment could have a material impact on the Company’s financial performance.

Impairment of Tangible and Intangible Assets Other than Goodwill

In the process of evaluating the potential impairment of tangible and intangible assets other than goodwill, the Company is required to make subjective judgments in determining the independent cash flows, useful lives, expected future revenue and expenses related to the specific asset groups with the consideration of the nature of semiconductor industry. Any changes in these estimates based on changed economic conditions or business strategies could result in significant impairment charges or reversal in future years.

Impairment of Goodwill

The assessment of impairment of goodwill requires the Company to make subjective judgment to determine the identified cash-generating units, allocate the goodwill to relevant cash-generating units and estimate the recoverable amount of relevant cash-generating units.

Impairment Assessment on Investment Using Equity Method

The Company assesses the impairment of investments accounted for using the equity method whenever triggering events or changes in circumstances indicate that an investment may be impaired and carrying value may not be recoverable. The Company measures the impairment based on a projected future cash flow of the investees, including the underlying assumptions of sales growth rate and capacity utilization rate formulated by such investees’ internal management team. The Company also takes into account market conditions and the relevant industry trends to ensure the reasonableness of such assumptions.

Realization of Deferred Income Tax Assets

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deferred tax assets can be utilized. Assessment of the realization of the deferred tax assets requires subjective judgment and estimate, including the future revenue growth and profitability, tax holidays, the amount of tax credits can be utilized and feasible tax planning strategies. Any changes in the global economic environment, the industry trends and relevant laws and regulations could result in significant adjustments to the deferred tax assets.

Fair Value Measurement of Non-publicly Traded Equity Investments

The fair value measurement for non-publicly traded equity investments is determined by the estimated fair value under appropriate valuation methods primarily based on investees’ financial positions, operation results and recent financing activities, the market transaction prices of similar investments, market conditions and the required discount factors. As such, the estimated fair value may be different from the actual disposal price in the future. The Company assesses the fair value quarterly based on market conditions to ensure the appropriateness of fair value measurement of non-publicly traded equity investments.

Valuation of Inventory

Inventories are stated at the lower of cost or net realizable value, and the Company uses judgment and estimate to determine the net realizable value of inventory at the end of each reporting period.

The Company estimates the net realizable value of inventory for obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is mainly determined based on assumptions of future demand within a specific time horizon.

Recognition and Measurement of Defined Benefit Plans

Net defined benefit liability and the resulting defined benefit costs under defined benefit pension plans are calculated using the Projected Unit Credit Method. Actuarial assumptions comprise the discount rate, rate of employee turnover, and future salary increase rate. Changes in economic circumstances and market conditions will affect these assumptions and may have a material impact on the amount of the expense and the liability.